Investment In Operating Leases, Net (Investments In Operating Leases) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Leases, Operating [Abstract]
Property Subject to or Available for Operating Lease, Gross	$ 16,009	$ 11,160
Property Subject to or Available for Operating Lease, Accumulated Depreciation	(2,459)	(1,885)
Property Subject to or Available for Operating Lease, Net	$ 13,550	$ 9,275